Share Based Payment (Details) - Schedule of Share Option Activity - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023
Share Based Payment (Details) - Schedule of Share Option Activity [Line Items]
Number of Share Options,Outstanding Beginning	1,160,500,000	1,069,128,000
Weighted Average Exercise Price,Outstanding Beginning	$ 2.16	$ 2.3
Weighted average remaining contractual life (years) ,Outstanding Beginning	8 years 9 months 3 days	8 years 1 month 24 days
Intrinsic value,Outstanding Beginning	$ 247	$ 62
Number of Share Options, Exercisable		652,878,000
Weighted Average Exercise Price, Exercisable		$ 2.26
EWeighted average remaining contractual life (years), Exercisable		8 years
Intrinsic value, Exercisable		$ 62
Number of Share Options, Granted		82,628,000
Weighted Average Exercise Price, Granted		$ 1.1
Number of Share Options, Exercised		(126,000,000)
Weighted Average Exercise Price, Exercised		$ 0.03
Number of Share Options, Forfeited		(48,000,000)
Weighted Average Exercise Price, Forfeited		$ 2.09